Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

14. EQUITY

Preferred Shares

The Company is authorized to issue 2,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s Board of Directors. As of December 31, 2025 and 2024, there were no preferred shares issued or outstanding.

Ordinary Shares

The Company was authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of the ordinary shares are entitled to one vote for each share.

On November 24, 2023, the Company effected a share consolidation at a ratio of one-for-tenth (10) ordinary shares with a par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.001 (“the Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company to be US$20,200 divided into 20,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each. The Company believed that it was appropriate to reflect the transactions on a retroactive basis pursuant to ASC 260, Earnings Per Share. The Company has retroactively adjusted all share and per share data for all periods presented.

On September 4, 2024, the Company effected the increase of the Company’s authorized share capital as from US$200,200 divided into 200,000,000 ordinary shares of a par value of US$0.001 each and 2,000,000 preferred shares of a par value of US$0.0001 each; to US$200,700 divided into 200,000,000 Class A ordinary shares of a par value of US$0.001 each (the “Class A Shares”), 500,000 Class B ordinary shares of a par value of US$0.001 each (the “Class B Shares”) and 2,000,000 preferred shares of a par value of US$0.0001 each; by the creation of 500,000 Class B ordinary shares of a par value of US$0.001 each. Class A Shares and Class B Shares shall at all times vote together as one class, and each Class A Share shall be entitled to one (1) vote and each Class B Share shall be entitled to one hundred (100) votes. Class B Shares are not convertible into Class A Shares, and may be redeemed by the Company at par value at the option of the holder. The Company has retroactively adjusted all share and per share data from ordinary share to Class A Ordinary Shares for all periods presented.

On May 12, 2025, the shareholders of the Company, at the Annual General Meeting, approved to increase the authorized Class A share capital of the Company from US$200,000 to US$500,000, with the authorized share capital of the Company to be US$500,000 divided into 10,000,000 Class A ordinary shares of a par value of US$0.05 each.

On December 22, 2025, the Company effected a share consolidation at a ratio of one-for-fiftieth (50) ordinary shares with a par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with a par value of US$0.05 (“the Share Consolidation”). Immediately following the Share Consolidation, the authorized share capital of the Company to be US$500,700 divided into 10,000,000 Class A ordinary shares of a par value of US$0.05 each; 500,000 Class B ordinary shares of a par value of US$0.001 each; and 2,000,000 preferred shares of a par value of US$0.0001 each. The Company has retroactively adjusted all share and per share data from ordinary share to Class A Ordinary Shares for all periods presented.

Giving the effects of the share consolidation, there were 136,249 Class A Ordinary Shares issued and outstanding as of December 31, 2022.

On May 9, 2023, the Company closed private placements with two (2) accredited investors (the “Investors”). The Company issued an aggregate of 48,387 ordinary shares of the Company, par value $0.001, at a price per share of $1,240 for gross proceeds of $60,000.

On September 5, 2023, the Company closed private placements with two (2) accredited investors (the “Investors”). The Company issued an aggregate of 16,129 ordinary shares of the Company, par value $0.001, at a price per share of $1,240 for gross proceeds of $20,000.

In December 2023, the Company issued additional 635 ordinary shares subject to roundup of fractional shares arising from Share Consolidation. In January 2024, the Company cancelled 327 ordinary shares subject to roundup of fractional shares.

On June 26, 2024 and January 7, 2025, the Company granted 4,638 to certain employees as compensation expenses. (Note 13).

On October 2, 2025, the Company closed on a best efforts public offering for the sale of 253,731 units, each consisting of one Class A ordinary share of the Company, par value $0.05 per share, or in lieu thereof, a pre-funded warrant to purchase one Class A Ordinary Share (each a “Pre-Funded Warrant”), one series A warrant to purchase one Class A Ordinary Share (each a “Series A Warrant”) and one series B warrant to purchase one Class A Ordinary Share (each a “Series B Warrant”) for gross proceeds of approximately $8.5 million, before deducting placement agent fees and other estimated expenses payable by the Company, excluding the exercise of any warrants offered. As of December 31, 2025, the Company has issued 1,533,487 Class A Ordinary Shares in the offering.

On November 6, 2025, the Company closed on a registered direct offering for the sale of 3,750,000 Class A Ordinary Shares, or in lieu thereof, a pre-funded warrant to purchase one Class A Ordinary Share for gross proceeds of approximately $15 million, before deducting placement agent fees and other estimated expenses payable by us, including the pre-paid exercise price of the pre-funded warrants offered. As of December 31, 2025, the Company has issued 2,900,000 Class A Ordinary Shares in the offering.

The above two private placements incurred offering cost of $2,456 charged by underwriters, counsels and other professional parties, which were charged against additional paid-in capital.

On September 9, 2024, the Company closed a Subscription Agreement (the “Subscription Agreement”) with Mr. Bing Zhang, the Company’s Chairman, Director, Chief Executive Officer and Chief Financial Officer. Pursuant to the Subscription Agreement, the Company agreed to issue and sell to Mr. Zhang an aggregate of 500,000 Class B Shares of the Company, at par, for an aggregate purchase price of US$500, or US$0.001 per share (the “Share Purchase”).

As of December 31, 2025 and 2024, there were 500,000,000 and 200,000,000 Class A Ordinary Shares authorized, respectively. As of December 31, 2024 and 2023, there were 500,000 and 500,000 Class B Ordinary Shares authorized, respectively.

As of December 31, 2025 and 2024, there were 4,686,248 and 205,711 Class A Ordinary Shares issued and outstanding, respectively. As of December 31, 2025 and 2024, there were 500,000 and 500,000 Class B Ordinary Shares issued and outstanding, respectively.

Public Warrants

Pursuant to the Initial Public Offering, TKK sold 50,000 Units at a purchase price of $5,000.00 per Unit, inclusive of 6,000 Units sold to the underwriters on August 22, 2018 upon the underwriters’ election to partially exercise their over-allotment option. Each Unit consists of one ordinary share, one warrant (“Public Warrant”) and one right (“Public Right”). Each Public Warrant entitles the holder to purchase one-half of one ordinary share at an exercise price of $5,750.00 per whole share. Each Public Right entitles the holder to receive one-tenth of one ordinary share at the closing of a Business Combination.

Public Warrants may only be exercised for a whole number of shares. No fractional ordinary shares will be issued upon exercise of the Public Warrants. The Public Warrants will become exercisable on the later of (a) the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. No Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to such ordinary shares. Notwithstanding the foregoing, if a registration statement covering the ordinary shares issuable upon the exercise of the Public Warrants is not effective within 90 days from the consummation of a Business Combination, the holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise the Public Warrants on a cashless basis pursuant to an available exemption from registration under the Securities Act. If an exemption from registration is not available, holders will not be able to exercise their Public Warrants on a cashless basis. The Public Warrants will expire five years from the consummation of a Business Combination or earlier upon redemption or liquidation.

The Company may redeem the Public Warrants:

●	in whole and not in part;

●	at a price of $5.00 per warrant;

●	at any time while the Public Warrants are exercisable;

●	upon no less than 30 days’ prior written notice of redemption to each Public Warrant holder;

●	if, and only if, the reported last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and

●	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a capitalization of shares, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their exercise price or issuance of potential extension warrants in connection with an extension of the period of time for the Company to complete a Business Combination. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

On February 14, 2025, the 50,000 public warrants expired and were delisted from Nasdaq Stock Market. As of December 31, 2025 and 2024, the Company had nil and 50,000 of public warrants outstanding.

Rights

Each holder of a Public Right will automatically receive one-tenth (1/10) of an ordinary share upon consummation of a Business Combination, even if the holder of a Public Right converted all ordinary shares held by him, her or it in connection with a Business Combination or an amendment to the Company’s Amended and Restated Memorandum and Articles of Association with respect to its pre-business combination activities. Upon the closing of the Business Combination, the Company issued 5,009 shares in connection with an exchange of Public Rights.

Statutory reserve

Horgos, Beijing Glory Star, Beijing Leshare, Glary Prosperity, Horgos Technology and Xing Cui Can operate in the PRC, are required to reserve 10% of their net profit after income tax, as determined in accordance with the PRC accounting rules and regulations. Appropriation to the statutory reserve by the Company is based on profit arrived at under PRC accounting standards for business enterprises for each year. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Appropriation to the statutory reserve must be made before distribution of dividends to shareholders. The appropriation is required until the statutory reserve reaches 50% of the registered capital. This statutory reserve is not distributable in the form of cash dividends.

Non-controlling interest

As of December 31, 2025 and 2024, the Company’s non-controlling interest represented 49% equity interest of Horgos Glary Prosperity.